Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet [Table Text Block]
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Cash and cash equivalents	185,850	376,735	54,621
Restricted cash	—	10,277	1,490
Accounts receivable (net of allowances of RMB38,922 and RMB45,647 (US$6,618) as of December 31, 2021 and 2022, respectively)	92,197	109,948	15,941
Contract assets (net of allowances of RMB14,478 and RMB35,770 (US$5,186) as of December 31, 2021 and 2022, respectively)	42,391	41,757	6,054
Inter-company receivables*	75,560	245,391	35,578
Inventories	119,257	114,340	16,577
Prepayments and other current assets	40,957	19,215	2,787

Total current assets	556,212	917,663	133,048

Property and equipment, net	42,623	59,465	8,621
Intangible assets, net	633	161	23
Other non-current assets	8,346	10,165	1,474
Operating right-of-use assets	51,630	28,805	4,176

Total non-current assets	103,232	98,596	14,294

TOTAL ASSETS	659,444	1,016,259	147,342

Accounts payable	27,102	10,139	1,470
Deferred revenue	133,489	145,117	21,040
Inter-company payables*	897,633	1,601,116	232,140
Accrued liabilities and other current liabilities	89,976	107,240	15,547
Customer deposits	972	1,803	261
Short-term borrowings	2,370	—	—
Current portion of operating lease liabilities	25,692	25,953	3,763

Total current liabilities	1,177,234	1,891,368	274,221

Other non-current liabilities	8,563	1,901	276
Non-current portion of operating lease liabilities	29,669	4,640	673

Total non-current liabilities	38,232	6,541	949

TOTAL LIABILITIES	1,215,466	1,897,909	275,170

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Condensed Cash Flow Statement [Table Text Block]
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2020	2021	2022

	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	158,563	(257,506)	(139,381)	(20,208)
Net cash used in investing activities	(9,795)	(11,265)	(37,088)	(5,377)
Net cash (used in) generated from financing activities	(30,880)	304,623	377,630	54,751

Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	25,307	71,858	10,418
Restricted cash	7,794	2,120	307
Inter-company receivables	2,929,351	3,057,703	443,325
Prepayments and other current assets	660	121	18

Total current assets	2,963,112	3,131,802	454,068

Non-current assets:
Equity method investment	910	690	100
Property and equipment, net	1,778	1,278	185

Total non-current assets	2,688	1,968	285

Total assets	2,965,800	3,133,770	454,353

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY
Current liabilities:
Inter-company payables	1,116,373	1,964,454	284,819
Accrued liabilities and other current liabilities	4,116	10,975	1,590

Total current liabilities	1,120,489	1,975,429	286,409

Total liabilities	1,120,489	1,975,429	286,409

	As of December 31,
	2021	2022
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 87,784,001 and 85,318,596 shares issued and outstanding as of December 31, 2021 and 2022)	116	117	17
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 and 20,000,000 shares authorized; 17,324,848 and 17,324,848 shares issued and outstanding as of December 31, 2021 and 2022)	21	21	3
Treasury stock	—	(58,919)	(8,542)
Additional paid-in capital	4,280,956	4,582,790	664,442
Accumulated deficits	(2,228,713)	(3,199,946)	(463,949)
Accumulated other comprehensive loss	(207,069)	(165,722)	(24,027)

Total shareholders’ equity	1,845,311	1,158,341	167,944

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,965,800	3,133,770	454,353

Condensed Income Statement [Table Text Block]
Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(33,530)	(48,566)	(31,041)	(4,501)
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(378,255)	(750,015)	(943,534)	(136,800)

Total operating expenses	(411,785)	(798,581)	(974,575)	(141,301)

Loss from operations	(411,785)	(798,581)	(974,575)	(141,299)

Interest income	1,318	2,365	3,636	527
Other expense, net	(271)	(481)	(294)	(43)
Change in fair value of warrant liability	3,503

Loss before income taxes	(407,235)	(796,697)	(971,233)	(140,815)

Income tax expenses	—	—	—	—

Net loss	(407,235)	(796,697)	(971,233)	(140,815)

Net loss attributable to Burning Rock Biotech Limited’s shareholders	(407,235)	(796,697)	(971,233)	(140,815)
Accretion of convertible preferred shares	(64,688)	—	—	—
Net loss attributable to ordinary share holders	(471,923)	(796,697)	(971,233)	(140,815)
Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	(176,888)	(39,480)	41,347	5,995
Total Comprehensive loss	(584,123)	(836,177)	(929,886)	(134,820)

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	59,605	(51,411)	(19,357)	(2,807)
Net cash used in investing activities	(814,967)	(1,179,603)	125,576	18,207
Net cash generated from financing activities	2,128,705	—	(66,850)	(9,692)
Effect of exchange rate changes	(131,185)	(484)	1,508	218

Net (decrease) increase in cash and cash equivalents	1,242,158	(1,231,498)	40,877	5,926

Cash and cash equivalents at the beginning of year	22,441	1,264,599	33,101	4,799

Cash and cash equivalents at the end of year	1,264,599	33,101	73,978	10,725